Investment Strategy - Class ACIS [Member] - DWS Intermediate Tax-Free Fund	Sep. 24, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments.Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in securities issued by municipalities across the United States and in other securities whose income is free from regular federal income tax and alternative minimum tax (AMT). The fund may invest up to 20% of net assets in securities whose income is subject to AMT.The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes). They may also include municipal lease obligations and investments representing an interest therein.This fund normally invests at least 65% of total assets in municipal securities rated in the three highest credit rating categories or, if unrated, determined by the Advisor to be of similar quality. The fund can invest up to 35% of total assets in debt securities rated in the fourth highest credit rating category, which is still considered investment-grade, or, if unrated, determined by the Advisor to be of similar quality. The fund may invest up to 20% of total assets in high yield debt securities (commonly referred to as junk bonds), which are those rated below the fourth highest rating category (i.e., grade BB/Ba and below), or, if unrated, determined by the Advisor to be of similar quality. Compared to investment grade debt securities, junk bonds generally pay higher yields, have higher volatility and higher risk of default on payments of interest or principal.The fund may use forward delivery bonds, which are bonds priced on a determined date but that are not issued and settled until a later period (ranging from several weeks to more than a year). Forward delivery bonds with settlement dates greater than 35 days are treated as derivatives by the fund and are subject to the fund's policies and procedures with respect to derivatives. Forward delivery bonds with settlement dates greater than 35 days generally are used for non-hedging purposes to seek to enhance potential gains.Management process. Portfolio management looks for securities that appear to offer the best opportunity to meet the fund's objective. In making its buy and sell decisions, portfolio management typically weighs a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the municipal bond market. When evaluating any individual security and its issuer, portfolio management may consider a number of factors including the security’s credit quality and terms, such as coupon, maturity date and call date, as well as the issuer’s capital structure, leverage, and ability to meet its current obligations. Portfolio management generally also considers financially material environmental, social, and governance (ESG) factors, when available. Such factors may include, but are not limited to, exposure to climate change risks, income levels and unemployment data, and an issuer’s governance structure and practices.Although portfolio management may adjust the dollar-weighted average effective maturity of the fund’s portfolio between three and ten years, it generally intends to keep it between five and ten years. In determining the dollar-weighted average effective maturity, portfolio management uses a security’s stated maturity or, if applicable, an earlier date on which portfolio management believes it is probable that a maturity-shortening device (such as a call, a put, prerefunding, prepayment or redemption provision, or a demand feature) will cause the security to be repaid earlier than the stated maturity date.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in securities issued by municipalities across the United States and in other securities whose income is free from regular federal income tax and alternative minimum tax (AMT).